SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ADVERTISING, GOVERNMENT GRANT AND SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses | ¥		¥ 0	¥ 200,000	¥ 233,018
Government Grant
-Third party customers	$ 2,334,000	¥ 16,046,000	19,580,000
Segment reporting
Number of reportable segment	1	1
Number of geographical segments	0	0
Employee benefits
Employee benefits incurred under defined contribution plans	$ 4,260,000	¥ 29,288,000	¥ 44,416,000	¥ 53,669,000